INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2022	NexPoint Event Driven Fund

Shares		Value ($)

Common Stock — 100.1%
COMMUNICATION SERVICES — 3.8%
4,600	Activision Blizzard(a)	341,964
10,500	Twitter(a)(b)	460,320
6,000	WideOpenWest(b)	73,620

		875,904

CONSUMER DISCRETIONARY — 5.6%
700	Dave & Buster’s Entertainment(b)	21,721
2,150	Hasbro	144,953
4,310	iRobot(a)(b)	242,782
50,500	Tenneco, Class A(b)	878,195

		1,287,651

ENERGY — 3.4%
76,129	Exterran(a)(b)	316,697
21,540	PBF Logistics(a)	406,890
25,665	TransGlobe Energy(b)	68,782

		792,369

FINANCIALS — 15.3%
1,130	Alleghany(a)(b)	948,488
6,886	Cowen, Class A(a)	266,075
31,650	First Horizon(a)	724,785
30,000	Manning & Napier, Class A	368,100
43,999	Partners Bancorp(a)	391,151
7,156	PCSB Financial	128,307
10,000	Randolph Bancorp	269,600
10,567	Stellar Bancorp(c)	309,085
6,044	Umpqua Holdings	103,292

		3,508,883

HEALTHCARE — 23.3%
Biotechnology — 8.6%
4,227	Biohaven Pharmaceutical Holding (a)(b)	638,996
9,340	ChemoCentryx (b)	482,504
10,650	Global Blood Therapeutics (a)(b)	725,265
1,000	Seagen (b)	136,830

		1,983,595

Healthcare Providers & Services — 10.1%
49,021	1Life Healthcare (a)(b)	840,710
34,200	Covetrus (a)(b)	714,096
41,000	Hanger (a)(b)	767,520

		2,322,326

Healthcare Technology — 4.6%
29,665	Convey Health Solutions Holdings (a)(b)	311,779
35,000	EMIS Group	737,048

		1,048,827

		5,354,748

INDUSTRIALS — 7.2%
4,750	Atlas Air Worldwide Holdings(a)(b)(c)	453,958
3,147	Biffa	14,473
130,000	Hill International(a)(b)	431,600
40,000	Intertrust(b)	765,696

		1,665,727

INFORMATION TECHNOLOGY — 32.3%
10,000	Avalara(b)	918,000

Shares		Value ($)

Common Stock (continued)
INFORMATION TECHNOLOGY (continued)
16,000	ChannelAdvisor(a)(b)	362,560
8,995	Citrix Systems(a)	935,480
15,000	Computer Services	836,250
2,589	CyberOptics(a)(b)	139,236
13,506	Evo Payments, Class A(a)(b)	449,750
3,103	MoneyGram International(b)	32,271
25,000	Ping Identity Holding(b)	701,750
10,000	Sierra Wireless(b)	304,400
46,762	Switch, Class A(a)	1,575,412
15,250	Zendesk(b)	1,160,525

		7,415,634

REAL ESTATE — 5.8%
8,239	Duke Realty, REIT(a)	397,120
29,605	STORE Capital, REIT(a)	927,525

		1,324,645

UTILITIES — 3.4%
23,137	South Jersey Industries	773,239

	Total Common Stock (Cost $23,295,003)	22,998,800

Principal Amount ($)
U.S. Senior Loan (d) — 4.7%
HEALTHCARE — 4.7%
1,200,915	Carestream Health, 1st Lien, Term Loan, 05/08/23	1,072,820

	Total U.S. Senior Loan (Cost $1,092,833)	1,072,820

Shares
Preferred Stock — 0.0%
HEALTHCARE — 0.0%
Healthcare Technology — 0.0%
608,695	AMINO, Inc., Series C (b)(e)(f)(g)(h)	—

	Total Preferred Stock (Cost $3,499,996)	—

Contracts
Purchased Call Options(b) — 0.0%
120	Total Purchased Call Options (Cost $6,526)	360

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2022	NexPoint Event Driven Fund

Shares		Value ($)
Special Purpose Acquisition Companies — 0.1%
300	Pine Island Acquisition Corp, Class A (b)	2,994
1,233	Social Capital Hedosophia Holdings IV, Class A (b)	12,342

		15,336

	Total Special Purpose Acquisition Companies (Cost $15,550)	15,336

Principal Amount ($)
Repurchase Agreement(i)(j) — 0.0%
105	JPMorgan Securities dated 9/30/2022 to be repurchased on 10/03/2022, repurchase price $108 (collateralized by U.S. Government obligations, ranging in par value $1 - $23, 0.250% - 3.880%, 09/30/2023 – 09/30/2029; with total market value $107)	105

	Total Repurchase Agreement (Cost $105)	105

Shares
Cash Equivalent — 5.7%
MONEY MARKET FUND(k) — 5.7%
1,305,371	Dreyfus Treasury Obligations Cash Management, Institutional Class 2.850%	1,305,371

	Total Cash Equivalent (Cost $1,305,371)	1,305,371

Total Investments—110.6% (Cost $29,215,384)		25,392,792

Securities Sold Short— (7.4)%
Special Purpose Acquisition Company — (0.1)%
(1,200)	Social Capital Hedosophia Holdings IV, Class A (l)	(12,012)

	Total Special Purpose Acquisition Companies (Proceeds $12,278)	(12,012)

Common Stock — (7.3)%
CONSUMER DISCRETIONARY — (0.0)%
(7)	DraftKings, Class A (l)	(108)

ENERGY — (2.6)%
(4)	Diamondback Energy	(482)
(77,728)	Enerflex	(335,452)
(5,817)	PBF Energy, Class A (l)	(204,526)
(17,265)	VAALCO Energy	(75,275)

		(615,735)

Shares		Value ($)
FINANCIALS — (2.9)%
(7,450)	Allegiance Bancshares	(310,143)
(5,696)	Brookline Bancorp	(66,358)
(3,602)	Columbia Banking System	(104,062)
(10,062)	OceanFirst Financial	(187,556)

		(668,119)

REAL ESTATE — (1.8)%
(2)	PotlatchDeltic	(82)
(3,918)	Prologis	(398,069)

		(398,151)

	Total Common Stock (Proceeds $1,928,473)	(1,682,113)

	Total Securities Sold Short - (7.4)% (Proceeds $1,940,751)	(1,694,125)

Other Assets & Liabilities, Net - (3.2)%(m)		(722,879)

Net Assets - 100.0%		22,975,788

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $13,316,201.
(b)	Non-income producing security.
(c)

Securities (or a portion of securities) on loan. As of September 30, 2022, the fair value of securities loaned was $302,189. The loaned securities were secured with cash and/or securities collateral of $308,710. Collateral is calculated based on prior day’s prices.

(d)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii)the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(e)

Securities with a total aggregate value of $0, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(f)	There is currently no rate available.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2022	NexPoint Event Driven Fund

(g)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $0, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2022. Please see Notes to Investment Portfolio.

(h)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$3,499,996	$0	0.0%

(i)	Tri-Party Repurchase Agreement.
(j)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2022 was $105.
(k)	Rate reported is 7 day effective yield.
(l)	No dividend payable on security sold short.
(m)	As of September 30, 2022, $660,043 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

A list of the open forward contracts held by the Fund at September 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Goldman Sachs	12/23/22	GBP	429,251	USD	459,988	$(19,620)
Goldman Sachs	01/11/23	GBP	12,812	USD	14,142	(173)

						$(19,793)

Purchased options contracts outstanding as of September 30, 2022 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Norwegian Cruise Line	$15.00	Pershing	October 2022	$120	$136,320	$6,526	$360

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2022	NexPoint Event Driven Fund

Written options contracts outstanding as of September 30, 2022 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Biohaven	$150.00	Pershing	January 2023	(41)	$619,797	$(3,647)	$(7,790)
Global Blood Theraputics	70.00	Pershing	January 2023	(80)	544,800	(1,186)	(1,000)

						$(4,833)	$(8,790)

The Fund had the following swaps contracts, which did not require pledged collateral, open at September 30, 2022:

Long Equity Total Return Swaps

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Mark to Market ($)	Unrealized Appreciation/ (Depreciation) ($)
Electricite de France	1 Day EUR- EuroSTR plus 0.55%	Upon Maturity	Goldman Sachs	7/25/2023	EUR	582,439	650,857	50,552	56,320	5,768
HomeServe PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	7/26/2023	GBP	557,845	542,579	42,391	42,850	459
Hunter Douglas	1 Day EUR- EuroSTR plus 0.55%	Upon Maturity	Goldman Sachs	1/6/2023	EUR	201,662	210,677	1,200	4,826	3,626
Recipe Unlimited Corporation	1 Month CAD-BA- CDOR plus 0.50%	Upon Maturity	Goldman Sachs	9/18/2023	CAD	523,251	753,647	34,885	34,674	(211)
Siemens Gamesa Renewable Energy SA	1 Day EUR- EuroSTR plus 0.55%	Upon Maturity	Goldman Sachs	7/18/2023	EUR	2,365	2,552	135	138	3

Total Long Equity Total Return Swaps							2,160,312	129,163	138,808	9,645

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2022	NexPoint Merger Arbitrage Fund

Shares		Value ($)

Common Stock — 86.3%
CONSUMER DISCRETIONARY — 5.2%
222,166	iRobot(a)(b)	12,514,611
1,978,657	Tenneco, Class A(a)(b)	34,408,845
604,937	Terminix Global Holdings(b)	23,163,038

		70,086,494

ENERGY — 1.8%
99,574	Exterran(b)	414,228
1,135,357	PBF Logistics(c)	21,446,894
849,281	TransGlobe Energy(a)(b)	2,276,073

		24,137,195

FINANCIALS — 14.3%
89,358	Alleghany(b)	75,004,424
1,258,396	Cowen, Class A	48,624,421
1,275,125	First Horizon	29,200,363
300,000	Manning & Napier, Class A	3,681,000
114,269	Partners Bancorp	1,015,851
230,087	Professional Holding, Class A(b)	5,968,457
101,697	Pzena Investment Management, Class A	964,088
200,400	Stellar Bancorp(a)	5,861,700
1,345,214	Umpqua Holdings	22,989,707

		193,310,011

HEALTHCARE — 23.5%
1,343,979	1Life Healthcare(b)(c)	23,049,240
1,590,178	Aerie Pharmaceuticals, Inc.(b)(c)	24,059,393
233,389	Biohaven Pharmaceutical Holding(b)(c)	35,281,415
1,305,754	ChemoCentryx(b)	67,455,252
604,015	Convey Health Solutions Holdings(b)	6,348,198
3,193,706	Covetrus(b)	66,684,581
650,000	EMIS Group	13,646,516
720,851	Forma Therapeutics Holdings(b)	14,380,977
566,500	Global Blood Therapeutics, Inc.(a)(b)(c)	38,578,650
1,575,283	Hanger(b)	29,489,298

		318,973,520

INDUSTRIALS — 4.4%
392,789	Atlas Air Worldwide Holdings(b)(c)	37,538,845
134,869	Biffa	620,281
2,370,000	Hill International(b)	7,868,400
909,512	Infrastructure and Energy Alternatives(b)	12,314,792
75,000	Intertrust(b)	1,435,681

		59,777,999

INFORMATION TECHNOLOGY — 26.9%
547,500	Avalara(a)(b)	50,260,500
900,000	ChannelAdvisor(b)	20,394,000
287,550	Citrix Systems, Inc.	29,905,200
178,134	CyberOptics(b)(c)	9,580,047
336,494	Evo Payments, Class A(b)	11,205,250
2,607,000	Nielsen Holdings	72,266,040
1,193,000	Ping Identity Holding(b)	33,487,510
400,000	Sierra Wireless(b)	12,176,000
2,137,213	Switch, Class A	72,002,706

Shares		Value ($)

Common Stock (continued)
INFORMATION TECHNOLOGY (continued)
691,250	Zendesk(b)	52,604,125

		363,881,378

REAL ESTATE — 8.5%
1,318,287	Duke Realty, REIT	63,541,434
1	PotlatchDeltic, REIT	53
1,655,195	STORE Capital, REIT	51,857,259

		115,398,746

UTILITIES — 1.7%
696,156	South Jersey Industries	23,265,533

	Total Common Stock (Cost $1,189,809,019)	1,168,830,876

Special Purpose Acquisition Companies — 3.6%
24,500	AltEnergy Acquisition, Class A (b)	245,980
285,000	Altimeter Growth 2, Class A (b)	2,824,350
25,000	Arbor Rapha Capital Bioholdings I (b)	253,000
10,000	Ascendant Digital Acquisition III (b)	101,500
52,078	Banner Acquisition (b)	516,093
10,000	Blockchain Coinvestors Acquisition I (b)	101,000
72,109	Carney Technology Acquisition II, Class A (a)(b)	717,484
81,594	Class Acceleration, Class A (b)	806,149
183,700	Compute Health Acquisition, Class A (b)	1,813,119
213,700	Conx Corp, Class A (b)	2,137,000
103,335	Corner Growth Acquisition, Class A (b)	1,030,250
49,512	DTRT Health Acquisition, Class A (b)	503,537
225,000	Energem (b)	2,308,500
60,927	Everest Consolidator Acquisition (b)	613,535
150,026	Forum Merger IV, Class A (b)(c)	1,473,255
134,063	GigCapital5 (b)	1,356,717
145,507	Green Visor Financial Technology Acquisition I (b)	1,478,351
288,800	Health Assurance Acquisition, Class A (b)(c)	2,882,224
294,324	Integrated Rail and Resources Acquisition (b)	2,963,843
12,792	Jack Creek Investment, Class A (b)	127,280
252,000	Lefteris Acquisition Corp, Class A (b)	2,520,000
244,909	Lionheart III, Class A (b)(c)	2,471,132
106,700	Lux Health Tech Acquisition, Class A (b)	1,068,067
71,084	Maxpro Capital Acquisition, Class A (b)	720,081
90,000	McLaren Technology Acquisition, Class A (b)	907,200
100,172	Mercury Ecommerce Acquisition, Class A (b)	998,715

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2022	NexPoint Merger Arbitrage Fund

Shares		Value ($)

Special Purpose Acquisition Companies (continued)
10,194	Monument Circle Acquisition, Class A (b)	100,819
99,589	Parsec Capital Acquisitions, Class A (b)	1,006,845
20,428	Periphas Capital Partnering, Class A (b)	505,593
217,482	Phoenix Biotech Acquisition, Class A (b)	2,196,568
142,600	Pine Island Acquisition Corp, Class A (b)	1,423,148
14,302	Pivotal Investment III, Class A (b)	140,946
39,792	Priveterra Acquisition, Class A (b)	391,951
88,144	PropTech Investment II, Class A (b)	877,033
55,100	Seaport Global Acquisition II, Class A (b)(c)	551,551
60,000	Sierra Lake Acquisition, Class A (b)	601,200
108,600	Social Capital Hedosophia Holdings IV, Class A (b)	1,087,086
42,600	Social Leverage Acquisition I, Class A (b)	418,758
38,968	Talon 1 Acquisition (b)	398,253
30,000	Tastemaker Acquisition, Class A (b)	299,400
324,984	Thrive Acquisition (b)	3,298,588
242,400	VY Global Growth, Class A (b)	2,431,272

		48,667,373

	Total Special Purpose Acquisition Companies (Cost $47,918,569)	48,667,373

Master Limited Partnership — 3.1%
ENERGY — 3.1%
2,618,790	Shell Midstream Partners LP	41,403,070

	Total Master Limited Partnerships (Cost $41,997,730)	41,403,070

Principal Amount ($)
Asset-Backed Securities — 1.7%
6,500,000	Carlyle US CLO, Series 2022-4A, Class A2 TSFR3M + 2.250%, 5.44%, 7/25/2034 (d)(e)	6,500,000
6,000,000	Halseypoint CLO VI, Series 2022-6A, Class A2 TSFR3M + 2.650%, 6.15%, 10/20/2034 (d)(e)	6,000,000
5,000,000	Saratoga Investment Senior Loan Fund, Series 2022-1A, Class A2 0.00%, 10/20/2033 (d)(e)(f)	5,000,000

Principal Amount ($)		Value ($)

Asset-Backed Securities (continued)
5,000,000	Tikehau US CLO II, Series 2022-1A, Class AJ TSFR3M + 2.600%, 5.12%, 7/20/2033 (d)(e)	5,000,000

	Total Asset-Backed Securities (Cost $22,500,000)	22,500,000

Corporate Bonds & Notes — 0.6%
FINANCIALS — 0.6%
7,500,000	Cowen 7.25%, 05/06/24(c)	7,643,414

	Total Corporate Bonds & Notes (Cost $7,680,244)	7,643,414

Number of Rights
Rights — 0.0%
INFORMATION TECHNOLOGY — 0.0%
22,787	Zagg Inc (b)(g)(h)	2,051

	Total Rights (Cost $–)	2,051

Number of Warrants
Warrants — 0.0%
SPECIAL PURPOSE ACQUISITION COMPANY — 0.0%
12,500	AltEnergy Acquisition, Expires 02/09/2023(b)	2,159
125,076	Athena Consumer Acquisition, Expires 08/03/2028(b)	7,755
9,769	Biote, Expires 02/15/2027(b)	3,337
500	Biotech Acquisition, Expires 12/03/2027(b)	30
3,333	Carney Technology Acquisition II, Expires 12/03/2027(a)(b)	126
24,700	DTRT Health Acquisition, Expires 11/15/2022(b)	4,940
150,000	Fat Projects Acquisition, Expires 12/19/2022(b)	7,485
181,950	GoGreen Investments, Expires 06/07/2023(b)	24,936
125,000	Intelligent Medicine Acquisition, Expires 01/16/2023(b)	13,044
113,155	Lionheart III, Expires 03/22/2023(b)	6,789
71,084	Maxpro Capital Acquisition, Expires 01/25/2023(b)	8,566
92,147	McLaren Technology Acquisition, Expires 03/06/2023(b)	6,450
223,160	Parabellum Acquisition, Expires 03/29/2023(b)	8,034
99,589	Parsec Capital Acquisitions, Expires 01/08/2023(b)	2,559
198,080	Perception Capital II, Expires 01/03/2029(b)	9,904
108,741	Phoenix Biotech Acquisition, Expires 09/04/2026(b)	16,072

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2022, 2022	NexPoint Merger Arbitrage Fund

Number of Warrants		Value ($)

Warrants (continued)
SPECIAL PURPOSE ACQUISITION COMPANY (continued)
12,612	PropTech Investment II, Expires 01/03/2028(b)	1,766
21,237	Seaport Global Acquisition II, Expires 11/20/2026(b)	3,398
162,492	Thrive Acquisition, Expires 03/12/2023(b)	13,812

		141,162

	Total Warrants (Cost $749,977)	141,162

Shares

Preferred Stock — 0.0%
HEALTHCARE — 0.0%
434,783	AMINO, Inc., Series C (b)(g)(h)(i)(j)	—

	Total Preferred Stock (Cost $2,500,002)	—

Contracts

Purchased Call Options(b) — 0.0%
75	Total Purchased Call Options (Cost $37,733)	225

Principal Amount ($)

Repurchase Agreements(k)(l) — 1.6%
5,192,193	Daiwa Capital Markets dated 9/30/2022 to be repurchased on 10/03/2022, repurchase price $5,324,161 (collateralized by U.S. Government obligations, ranging in par value $22,653 - $660,607, 0.000% - 6.500%, 10/04/2022 – 9/20/2052; with total market value $5,296,037)	5,192,193
5,192,193	HSBC Securities dated 9/30/2022 to be repurchased on 10/03/2022, repurchase price $5,324,161 (collateralized by U.S. Government obligations, ranging in par value $3,531 - $9,257,157, 2.000% - 5.500%, 11/20/2033 – 9/20/2052; with total market value $5,296,037)	5,192,193
5,192,193	RBC Dominion Securities dated 9/30/2022 to be repurchased on 10/03/2022, repurchase price $5,323,729 (collateralized by U.S. Government obligations, ranging in par value $0 - $1,603,776, 0.000% - 6.000%, 8/15/2025 – 8/20/2052; with total market value $5,296,037)	5,192,193

Principal Amount ($)		Value ($)

Repurchase Agreements(k)(l) (continued)
5,192,193	BofA Securities dated 9/30/2022 to be repurchased on 10/03/2022, repurchase price $5,324,161 (collateralized by U.S. Government obligations, ranging in par value $22,653 - $660,607, 2.000% - 6.000%, 7/01/2050 – 9/01/2052; with total market value $5,296,037)	5,192,193
1,537,264	JPMorgan Securities dated 9/30/2022 to be repurchased on 10/03/2022, repurchase price $1,575,311 (collateralized by U.S. Government obligations, ranging in par value $9,522 - $342,419, 0.250% - 3.880%, 9/30/2023 – 9/30/2029; with total market value $1,568,009)	1,537,264

	Total Repurchase Agreements (Cost $22,306,036)	22,306,036

Shares

Cash Equivalent — 0.9%
MONEY MARKET FUND(m) — 0.9%
12,390,128	Dreyfus Treasury Obligations Cash Management, Institutional Class 2.850%	12,390,128

	Total Cash Equivalent (Cost $12,390,128)	12,390,128

Total Investments—97.8% (Cost $1,347,889,438)		1,323,884,335

Securities Sold Short— (9.9)%
Special Purpose Acquisition Company — (0.0)%
(2,900)	Social Capital Hedosophia Holdings IV, Class A (n)	(29,029)

	Total Special Purpose Acquisition Companies (Proceeds $29,828)	(29,029)

Common Stock — (9.9)%
ENERGY — (1.0)%
(101,665)	Enerflex	(438,757)
(306,545)	PBF Energy, Class A (n)	(10,778,122)
(571,312)	VAALCO Energy	(2,490,920)

		(13,707,799)

FINANCIALS — (2.6)%
(141,232)	Allegiance Bancshares	(5,879,488)
(801,607)	Columbia Banking System	(23,158,426)
(26,132)	OceanFirst Financial	(487,101)
(204,947)	Seacoast Banking Corp of Florida	(6,195,548)

		(35,720,563)

INDUSTRIALS — (1.6)%
(43,930)	MasTec, Inc. (n)	(2,789,555)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2022, 2022	NexPoint Merger Arbitrage Fund

Shares		Value ($)

INDUSTRIALS (continued)
(3,435,938)	Rentokil Initial	(18,207,963)

		(20,997,518)

REAL ESTATE — (4.7)%
(626,417)	Prologis	(63,643,967)

	Total Common Stock (Proceeds $154,785,532)	(134,069,847)

	Total Securities Sold Short - (9.9)% (Proceeds $154,815,360)	(134,098,876)

Other Assets & Liabilities, Net -12.1%(o)		163,813,750

Net Assets - 100.0%		1,353,599,209

(a)

Securities (or a portion of securities) on loan. As of September 30, 2022, the fair value of securities loaned was $65,324,756. The loaned securities were secured with cash and/or securities collateral of $66,790,361. Collateral is calculated based on prior day’s prices.

(b)	Non-income producing security.
(c)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $102,961,826.
(d)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(e)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2022, these securities amounted to $22,500,000 or 1.7% of net assets.

(f)	No interest rate available.
(g)

Securities with a total aggregate value of $2,051, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(h)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $2,051, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2022. Please see Notes to Investment Portfolio.

(i)	There is currently no rate available.
(j)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$2,500,002	$0	0.0%

(k)	Tri-Party Repurchase Agreement.
(l)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2022 was $22,306,036.
(m)	Rate reported is 7 day effective yield.
(n)	No dividend payable on security sold short.
(o)	As of September 30, 2022, $79,126,611 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2022	NexPoint Merger Arbitrage Fund

A list of the open forward contracts held by the Fund at September 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Goldman Sachs	12/23/22	GBP	358,874	USD	400,821	$(154)
Goldman Sachs	12/23/22-01/11/23	GBP	8,162	USD	8,748	(371,632)

						$(371,786)

Purchased options contracts outstanding as of September 30, 2022 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Carnival	$30.00	Jefferies	January 2023	75	$52,725	$37,733	$225

Written options contracts outstanding as of September 30, 2022 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Biohaven	$150.00	Pershing	January 2023	(2,296)	$34,708,632	$(204,289)	$(436,240)
BMTC Group	$70.00	Pershing	January 2023	(2,609)	17,767,290	(38,541)	(32,613)
1Life Healthcare	$20.00	Pershing	January 2023	(400)	686,000	(4,010)	(2,000)

						$(246,840)	$(470,853)

The Fund had the following swap contracts, which did not require pledged collateral, open at September 30, 2022:

Swap contracts outstanding as of September 30, 2022 were as follows:

Long Equity Total Return Swaps

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Mark to Market ($)	Unrealized Appreciation/ (Depreciation) ($)
Electricite de France	1 Day EUR-EuroSTR plus 0.55%	Upon Maturity	Goldman Sachs	7/25/2023	EUR	31,452,530	35,147,155	2,729,878	3,041,356	311,478
Euromoney Institutional Investor PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	9/12/2023	GBP	4,905,710	4,686,587	304,011	291,954	(12,057)
HomeServe PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	7/26/2023	GBP	14,242,859	13,806,317	1,076,207	1,047,279	(28,928)
Hunter Douglas	1 Day EUR-EuroSTR plus 0.55%	Upon Maturity	Goldman Sachs	1/6/2023	EUR	7,389,680	7,688,452	43,790	145,288	101,498
Recipe Unlimited Corporation	1 Month CAD-BA-CDOR plus 0.50%	Upon Maturity	Goldman Sachs	9/18/2023	CAD	9,941,763	14,319,286	662,815	658,807	(4,008)
Siemens Gamesa Renewable Energy SA	1 Day EUR-EuroSTR plus 0.55%	Upon Maturity	Goldman Sachs	7/18/2023	EUR	121,426	131,007	6,930	7,059	129

Total Long Equity Total Return Swaps							75,778,804	4,823,631	5,191,743	368,112

($)	denotes USD.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2022	NexPoint Funds I

Organization

NexPoint Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that were offered as of September 30, 2022, each of which is non-diversified. This report includes information for the three months ended September 30, 2022 for NexPoint Event Driven Fund (the “Event Driven Fund”) (formerly Highland Healthcare Opportunities Fund) and NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (each a “Fund” and, collectively, the “Funds”). Highland/iBoxx Senior Loan ETF is reported separately.

On September 15, 2022, the Board of Trustees (the “Board”) of Highland Funds I approved a change of the Trust’s name from Highland Funds I to the NexPoint Funds I.

Valuation of Investments

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures adopted by the Board.Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Asset Management, L.P. (formerly Highland Capital Management Fund Advisors, L.P.) (“NexPoint” or the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with policies and procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined by the Board or its designee in good faith as described above instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2022	NexPoint Funds I

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ senior loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, other registered investment companies, rights, warrants, forward contracts and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2022	NexPoint Funds I

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the levels of inputs used to value each Fund’s assets and liabilities as of September 30, 2022, is as follows:

	Total value at September 30, 2022 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs(1) ($)
NexPoint Event Driven Fund
Assets
Common Stock(2)	22,998,800	22,998,800	—	—
U.S. Senior Loans	1,072,820	—	1,072,820	—
Preferred Stock	—	—	—	—	(3)
Purchased Call Options	360	360	—	—
Special Purpose Acquisition Companies	15,336	15,336	—	—
Repurchase Agreement	105	105	—	—
Cash Equivalent	1,305,371	1,305,371	—	—
Other Financial Instruments
Total Return Swaps(4)	9,856	9,856	—	—

Total Assets	25,402,648	24,329,828	1,072,820	—

Liabilities
Securities Sold Short
Special Purpose Acquisition Companies	(12,012)	(12,012)	—	—
Common Stock(2)	(1,682,113)	(1,682,113)	—	—
Other Financial Instruments
Forward Contracts(4)	(19,793)	—	(19,793)	—
Written Options	(8,790)	(8,790)	—	—
Total Return Swaps(4)	(211)	(211)	—	—

Total Liabilities	(1,722,919)	(1,703,126)	(19,793)	—

Total	23,679,729	22,626,702	1,053,027	—

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2)	See Investment Portfolio detail for industry breakout.
(3)	This category includes Amino, Inc. which is held at a value of zero.
(4)	Forward Contracts and Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2022	NexPoint Funds I

	Total value at September 30, 2022 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs(1) ($)
NexPoint Merger Arbitrage Fund
Assets
Common Stock(2)	1,168,830,876	1,168,830,876	—	—
Special Purpose Acquisition Companies	48,667,373	48,667,373	—	—
Master Limited Partnerships	41,403,070	41,403,070	—	—
Asset-Backed Securities	22,500,000	—	22,500,000	—
Corporate Bonds & Notes	7,643,414	—	7,643,414	—
Rights	2,051	—	—	2,051
Warrants	141,162	—	141,162	—
Preferred Stock	—	—	—	—	(3)
Purchased Call Options	225	225	—	—
Repurchase Agreements	22,306,036	22,306,036	—	—
Cash Equivalent	12,390,128	12,390,128	—	—
Other Financial Instruments
Total Return Swaps(4)	413,105	—	413,105	—

Total Assets	1,324,297,440	1,293,597,708	30,697,681	2,051

Liabilities
Securities Sold Short
Special Purpose Acquisition Companies	(29,029)	(29,029)	—	—
Common Stock(2)	(134,069,847)	(134,069,847)	—	—
Other Financial Instruments
Forward Contracts(4)	(371,786)	—	(371,786)	—
Written Options	(470,853)	(470,853)	—	—
Total Return Swaps(4)	(44,993)	(44,993)	—	—

Total Liabilities	(134,986,508)	(134,614,722)	(371,786)	—

Total	1,189,310,932	1,158,982,986	30,325,895	2,051

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2)	See Investment Portfolio detail for industry breakout.
(3)	This category includes Amino, Inc. which is held at a value of zero.
(4)	Forward Contracts and Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the three months ended September 30, 2022, there were no transfers in or out of level 3. Determination of fair value is uncertain because it involves subjective judgments and estimates that are unobservable.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The Event Driven Fund and Merger Arbitrage Fund did not have any affiliated issuers as of September 30, 2022.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.